Note 2 - Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recorded Investment, with no related allowance	$ 1,473,000	$ 2,041,000
Unpaid Principal Balance, with no related allowance	1,818,000	2,588,000
Average Recorded Investment, with no related allowance	706,000	2,000,000
Interest Income Recognized, with no related allowance	26,000	116,000
Recorded Investment, with related allowance	1,904,000	3,011,000
Unpaid Principal Balance, with related allowance	1,899,000	3,000,000
Related Allowance	742,000	1,136,000
Average Recorded Investment, with related allowance	1,949,000	3,605,000
Interest Income Recognized, with related allowance	88,000	100,000
Recorded Investment	3,377,000	5,052,000
Unpaid Principal Balance	3,717,000	5,588,000
Average Recorded Investment	2,655,000	5,605,000
Interest Income Recognized	114,000	216,000
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Recorded Investment, with no related allowance	1,162,000	1,090,000
Unpaid Principal Balance, with no related allowance	1,507,000	1,464,000
Average Recorded Investment, with no related allowance	395,000	1,090,000
Interest Income Recognized, with no related allowance	26,000	99,000
Recorded Investment, with related allowance	1,242,000	1,489,000
Unpaid Principal Balance, with related allowance	1,240,000	1,480,000
Related Allowance	594,000	795,000
Average Recorded Investment, with related allowance	1,273,000	1,590,000
Interest Income Recognized, with related allowance	66,000	83,000
Recorded Investment	2,404,000	2,579,000
Unpaid Principal Balance	2,747,000	2,944,000
Average Recorded Investment	1,668,000	2,680,000
Interest Income Recognized	92,000	182,000
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Recorded Investment, with no related allowance	311,000	951,000
Unpaid Principal Balance, with no related allowance	311,000	1,124,000
Average Recorded Investment, with no related allowance	311,000	910,000
Interest Income Recognized, with no related allowance	0	17,000
Recorded Investment, with related allowance	662,000	1,522,000
Unpaid Principal Balance, with related allowance	659,000	1,520,000
Related Allowance	148,000	341,000
Average Recorded Investment, with related allowance	676,000	2,015,000
Interest Income Recognized, with related allowance	22,000	17,000
Recorded Investment	973,000	2,473,000
Unpaid Principal Balance	970,000	2,644,000
Average Recorded Investment	987,000	2,925,000
Interest Income Recognized	22,000	34,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Installment and Other Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0